GOODWILL AND OTHER INTANGIBLE ASSETS - Gross Amount and Accumulated Impairment Losses of Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Impairments
Goodwill	$ 1,176	$ 1,330
Cost
Impairments
Goodwill	8,618
Accumulated impairment losses
Impairments
Goodwill	$ (7,442)